Change in Significant Accounting Policies - Summary of Measuring Lease Liabilities for Leases Classified as Operating Leases, Discounted Lease Payments Using Incremental Rate of Borrowing Rate (Detail)
$ in Thousands
Mar. 31, 2019 USD ($)
Disclosure Of Operating Lease Commitments [Line Items]
Operating lease commitments	$ 38,313
Discounted Using Incremental Borrowing Rate [Member]
Disclosure Of Operating Lease Commitments [Line Items]
Discounted operating lease commitments	$ 24,877